COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Maximum	Dec. 31, 2014 Minimum	Sep. 30, 2013 Israeli Subsidiary	Dec. 31, 2014 Israeli Subsidiary USD ($)	Dec. 31, 2014 Israeli Subsidiary Company's founders	Dec. 31, 2014 Israeli Subsidiary Company's founders Sublease to related party sqft	Dec. 31, 2014 Israeli Subsidiary Company's founders Sublease to related party sqm
Commitments And Contingent Liabilities [Line Items]
Additional lease agreement term								5 years
Secured bank guarantee			$ 1,599						$ 1,283
Rent expenses			2,211	1,447	1,060
Area sublease to related party											9,000	850
Monthly rent per square meter										29
Vehicles lease expenses			661	600	554
Royalty and commissions expenses			1,768	920	554
Percentage of commission						3.00%	1.00%
Compensation received for early termination of consultancy agreement	$ 340	€ 260